TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2023
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

19.TANGIBLE FIXED ASSETS

	Mining	Data
	Machinery	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	162,839	8,700	5,414	176,953

Foreign Exchange Movement	108	517	569	1,195
Additions	5,203	—	27	5,230
Transfer to Assets held for sale	—	(2,937)	(1,976)	(4,913)
At 31 December 2023	168,150	6,280	4,034	178,464

Depreciation and impairment
At 1 January 2023	(97,481)	(1,924)	(31)	(99,437)
Foreign exchange movement	—	(38)	(43)	(81)
Depreciation charged during the period	(18,656)	(359)	(1,000)	(20,015)
Impairment in asset	(855)	—	—	(855)
Transfer to Assets held for sale	—	784	868	1,652
At 31 December 2023	(116,992)	(1,537)	(206)	(118,736)

Carrying amount
At 1 January 2023	65,358	6,775	5,383	77,516
At 31 December 2023	51,158	4,743	3,828	59,728

	Mining	Assets under	Data
	Machines	construction	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000	$’000
Cost
At 1 January 2022	70,539	73,924	7,900	5,313	157,676

Foreign exchange movement	3,310	8,787	701	—	12,797
Additions	162,315	—	99	103	162,518
Transfers to another class – cost	—	(82,711)	82,711	—	—
Disposals	(73,325)	—	(82,711)	(2)	(156,038)
At 31 December 2022	162,839	—	8,700	5,414	176,953

Depreciation and impairment
At 1 January 2022	(22,316)	—	(364)	—	(22,680)
Foreign exchange movement	(1,047)	—	(17)	—	(1,064)
Depreciation charged	(19,955)	—	(8,286)	(31)	(28,273)
Impairment in asset	(54,163)	—	(271)	—	(54,434)
Transfer to another class	—	—	7,014	—	7,014
At 30 December 2022	(97,481)	—	(1,924)	(31)	(99,437)

Carrying amount
At 1 January 2022	48,223	73,924	7,536	5,313	134,966
At 31 December 2022	65,358	—	6,775	5,383	77,516

Acquisition of DPN LLC

On 8 March 2022 the Group completed the acquisition of DPN LLC to acquire 160 acres (with option to purchase a further 157 acres) of land in West Texas for the construction of a 200MW mining facility for completion mid-2023.

The acquisition of DPN LLC, effectively comprising the land acquisition in West Texas, has been treated as an asset acquisition in the financial statements. The consideration for the acquisition was an initial price of GBP 3.6m, satisfied by the issue and allotment to the shareholders of DPN LLC of 3,497,817 new ordinary shares in Argo, with up to a further 8.6m of shares payable if certain contractual milestones related to the facility are fulfilled.

The initial issue and allotment of GBP 3.6m has been recognised based on the estimated fair value of assets received at acquisition in line with IFRS 2 Share - based payments. Contingent consideration balance of this business combination has been subsequently measured at fair value with changes recognised in profit and loss in line with IFRS 9. The fair value of assets acquired was assessed in line with independent valuations of the site by CBRE as well as external financial due diligence and financial modelling. Financial models used historical power purchase assumptions for the area and the Company’s internal hash rate and Bitcoin pricing assumptions to help the Company evaluate the financial benefits of developing a Bitcoin mining operation on the land. Work performed by DPN LLC from August 2019, when it purchased the land, to March 2022, when it sold the land to the Company, to prepare for a Bitcoin mining operation added to the value of the land for that purpose.

Consideration at 8 March 2022

$’000
Share based payment	4,355
Contingent consideration to be settled in shares	10,710
Total	15,065

Allocated as follows

$’000
Tangible fixed assets (Asset under construction)	15,065
Total	15,065

Property, Plant and Equipment Impairments and Loss on Sale

The Group has a single line of business, crypto mining.  As such, the Group has one cash generating unit (CGU).  At each reporting date, the Group assesses whether there is an indication that an asset may be impaired.  If an indication exists, the Group estimates an asset’s recoverable amount.  An asset’s recoverable amount is the higher of an asset or CGU’s fair value, less costs of disposal and its value in use.  When the carrying value of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing the fair value of Mining and Computer Equipment, the Group used readily available tera hash pricing ("hashprice") less a 15% discount for used equipment.  In assessing value in use, the discounted estimated future cash flows over the useful life of the mining machines using a pre-tax discount rate of 14.09%.  As a result of the analysis, an impairment charge of $0.9 million (2022 - $55.8 million) was recorded. A 5% change in the hashprice has a $1.5 million impact on the impairment. A 1% change in the discount rate has a $0.4 million impact on the impairment.

Impairment of Chips

In assessing the fair value of machine components, the Group used readily available chip set prices and management’s estimate of other components in the chip sets to determine the value of chips on hand. As a result of this analysis, an impairment of $(0.1 million) was recorded (2022 - $18 million).

Loss on Sale

During 2022, the Group sold chips for proceeds of $12,404 and recorded a loss on disposal of $23,228.

Mining Machine Swap

In March 2022, the Group entered into an agreement to exchange mining machines and terminate a hosting agreement.  With the completion of Helios, the Group no longer required third party hosting services.  The agreement provided the hosting provider with ownership of the Group's machines at their facilities in exchange for new mining machines for our Helios facility.  The hash rate between the two groups of mining machines was similar.This transaction lacks commercial substance, therefore, IFRS 16 requires the mining machines acquired to be recorded at the book value of the mining machines transferred to the hosting service provider.